NORTHERN FUNDS

Tax-Advantaged Ultra-Short Fixed Income Fund

(the “Fund”)

On behalf of the Fund, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement to the Fund’s Prospectus filed with the Securities and Exchange Commission (“SEC”) on behalf of the Fund pursuant to Rule 497(e) on November 13, 2018 (SEC Accession No. 0001193125-18-325657), which is incorporated by reference into this Rule 497 Filing.

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase